Securities-Maturity Distribution by Carrying Amount and Yield (on Tax Equivalent Basis) of Investment Securities Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Securities available-for-sale:
One year or less	$ 8,575
Over 1 through 5 years	30,077
Over 5 through 10 years	6,281
Over 10 years	4,760
Total	98,330
Securities held-to-maturity:
One year or less	151
Over 1 through 5 years	4,243
Over 5 through 10 years	2,037
Over 10 years	15
Held-to-maturity (fair value of $21,127 and $19,443)	20,933
Mortgage-backed securities
Securities available-for-sale:
Without single maturity date	42,409
Securities held-to-maturity:
Mortgage-backed securities	14,487
Asset-backed securities
Securities available-for-sale:
Without single maturity date	5,370
Equity securities
Securities available-for-sale:
Without single maturity date	858	[1]
U.S. Treasury
Securities available-for-sale:
One year or less	1,002
Over 1 through 5 years	12,322
Over 5 through 10 years	2,160
Over 10 years	4,513
Total	19,997
Securities held-to-maturity:
One year or less	150
Over 1 through 5 years	3,207
Over 5 through 10 years	1,690
Over 10 years	0
Held-to-maturity (fair value of $21,127 and $19,443)	5,047
Securities available-for-sale:
One year or less (percent)	0.65%	[2]
Over 1 through 5 years (percent)	0.85%	[2]
Over 5 through 10 years (percent)	2.54%	[2]
Over 10 years (percent)	3.12%	[2]
Total (percent)	1.53%	[2]
Securities held-to-maturity:
One year or less (percent)	0.28%	[2]
Over 1 through 5 years (percent)	1.24%	[2]
Over 5 through 10 years (percent)	2.18%	[2]
Over 10 years (percent)	0.00%
Total (percent)	1.53%	[2]
U.S. Government agencies
Securities available-for-sale:
One year or less	160
Over 1 through 5 years	183
Over 5 through 10 years	0
Over 10 years	0
Total	343
Securities held-to-maturity:
One year or less	0
Over 1 through 5 years	233
Over 5 through 10 years	111
Over 10 years	0
Held-to-maturity (fair value of $21,127 and $19,443)	344
Securities available-for-sale:
One year or less (percent)	1.85%	[2]
Over 1 through 5 years (percent)	1.84%	[2]
Over 5 through 10 years (percent)	0.00%
Over 10 years (percent)	0.00%
Total (percent)	1.84%	[2]
Securities held-to-maturity:
One year or less (percent)	0.00%
Over 1 through 5 years (percent)	1.03%	[2]
Over 5 through 10 years (percent)	1.61%	[2]
Over 10 years (percent)	0.00%
Total (percent)	1.22%	[2]
State and political subdivisions
Securities available-for-sale:
One year or less	372
Over 1 through 5 years	2,990
Over 5 through 10 years	1,648
Over 10 years	237
Total	5,247
Securities held-to-maturity:
One year or less	1
Over 1 through 5 years	0
Over 5 through 10 years	8
Over 10 years	15
Held-to-maturity (fair value of $21,127 and $19,443)	24
Securities available-for-sale:
One year or less (percent)	1.39%	[2]
Over 1 through 5 years (percent)	2.23%	[2]
Over 5 through 10 years (percent)	3.73%	[2]
Over 10 years (percent)	1.94%	[2]
Total (percent)	2.63%	[2]
Securities held-to-maturity:
One year or less (percent)	2.37%	[2]
Over 1 through 5 years (percent)	0.00%
Over 5 through 10 years (percent)	7.04%	[2]
Over 10 years (percent)	3.77%	[2]
Total (percent)	4.88%	[2]
Other bonds, notes and debentures
Securities available-for-sale:
One year or less	7,041
Over 1 through 5 years	14,582
Over 5 through 10 years	2,473
Over 10 years	10
Total	24,106
Securities held-to-maturity:
One year or less	0
Over 1 through 5 years	803
Over 5 through 10 years	228
Over 10 years	0
Held-to-maturity (fair value of $21,127 and $19,443)	1,031
Securities available-for-sale:
One year or less (percent)	0.82%	[2]
Over 1 through 5 years (percent)	1.03%	[2]
Over 5 through 10 years (percent)	2.39%	[2]
Over 10 years (percent)	2.22%	[2]
Total (percent)	1.10%	[2]
Securities held-to-maturity:
One year or less (percent)	0.00%
Over 1 through 5 years (percent)	0.58%	[2]
Over 5 through 10 years (percent)	1.29%	[2]
Over 10 years (percent)	0.00%
Total (percent)	0.74%	[2]
Mortgage/ asset-backed and equity securities
Securities available-for-sale:
Total	48,637
Securities held-to-maturity:
Held-to-maturity (fair value of $21,127 and $19,443)	14,487
Securities available-for-sale:
Total (percent)	2.45%	[2]
Securities held-to-maturity:
Total (percent)	2.69%	[2]
Mortgage/ asset-backed and equity securities | Mortgage-backed securities
Securities available-for-sale:
Without single maturity date	42,409
Securities held-to-maturity:
Mortgage-backed securities	14,487
Securities available-for-sale:
Without single maturity date (percent)	2.67%	[2]
Securities held-to-maturity:
Without single maturity date (percent)	2.69%	[2]
Mortgage/ asset-backed and equity securities | Asset-backed securities
Securities available-for-sale:
Without single maturity date	5,370
Securities available-for-sale:
Without single maturity date (percent)	1.05%	[2]
Mortgage/ asset-backed and equity securities | Equity securities
Securities available-for-sale:
Without single maturity date	$ 858	[1]
Securities available-for-sale:
Without single maturity date (percent)	0.00%

[1]	Includes money market funds.
[2]	Yields are based upon the amortized cost of securities.